Related parties (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade receivables	[1]	R$ 917	R$ 692
Other assets	[2]	1,975
Total		2,892	692
Current		2,892	692
Non-current
Accounts Payable To Selling Shareholders	[3]	30,653	54,556
Total		30,653	54,556
Current		30,653	27,278
Non-current			27,278
Other income		477	752	R$ 104
Lease		28,723	23,106	17,673
U E P C [Member]
IfrsStatementLineItems [Line Items]
Other income		477	752	104
R V L Esteves Gestao Imobiliaria S A [Member]
IfrsStatementLineItems [Line Items]
Lease		20,394	15,336	11,288
U N I V A C O Patrimonial Ltda [Member]
IfrsStatementLineItems [Line Items]
Lease		3,409	3,210	2,915
I E S V A P Patrimonial Ltda [Member]
IfrsStatementLineItems [Line Items]
Lease		R$ 4,920	R$ 4,560	R$ 3,470

[1]	Refers to sales of educational content from Medcel to UEPC;
[2]	Refers to amounts to be reimbursed from Bertelsmann SE& Co. KGaA regarding the transaction on which the control of Afya was acquired;
[3]	Refers to amounts to be payable to our shareholder Nicolau Carvalho Esteves regarding the agreement to which Afya Brazil acquired the right to develop ITPAC Garanhuns medical school, a greenfield unit. The amount represents 50% of the transaction, due in two equal annual installments, adjusted by the CDI rate.